Marketable Securities - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 22, 2022 shares	Aug. 31, 2021 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) shares	Apr. 30, 2021 AUD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities					$ 0	$ 192
Sale of stock received price per share | $ / shares		$ 1.64
Net Smelter Return Percentage					2.00%
Marketable securities					$ 5,775	9,315
International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation | shares					900,000
Number of shares to be issued to spinout entity for each share held by consolidated entity pm prorata allotment | shares	0.214778
92 Energy [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation | shares					10,755,000
Labrador Uranium [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation | shares					193,300
Clover, Gemini and Tower Uranium Properties [Member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities						192
Mountain Lake Property [member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities						20
Expiration term of contingent payments		10 years
Mountain Lake Property [member] | Metal Price Per Pound Fifty [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties		$ 410
Mountain Lake Property [member] | Metal Price Per Pound Seventy Five [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties		615
Mountain Lake Property [member] | Metal Price Per Pound Hundred [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties		$ 820
Mountain Lake Property [member] | International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Stock shares received during the period shares | shares		900,000
Stock shares received during the period value		$ 1,476			$ 1,458	2,583
Cash proceeds on sale of property plant and equipment		20
Mountain Lake Property [member] | 92 Energy [Member]
Disclosure Of Marketable Securities [line Items]
Stock shares held during the period value					4,253	6,732
Gain on mark to mark valuation of shares					3,540	5,772
Mountain Lake Property [member] | Labrador Uranium [Member]
Disclosure Of Marketable Securities [line Items]
Stock shares held during the period value					$ 64	$ 0
Iso Energy [Member]
Disclosure Of Marketable Securities [line Items]
Additional Cash Consideration Payable		$ 1,000
Iso Energy [Member] | International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares received by spinout entity | shares	193,300
Iso Energy [Member] | Clover, Gemini and Tower Uranium Properties [Member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities			$ 192	$ 200
Stock shares received during the period shares | shares			10,755,000	10,755,000
Stock shares received during the period value			$ 2,068	$ 2,151
Sale of stock received price per share | $ / shares				$ 0.2